INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Finished goods	¥159,801	¥142,615
Work in process	63,113	66,956
Raw materials and supplies	104,961	121,584

Total	¥327,875	¥331,155